CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Treco

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 million Convertible Note”) in favor of Treco International, S.A. (“Treco”), as part of the settlement compensation to Treco for terminating the infrastructure agreement. The $2 million Convertible Note is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $35.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of June 30, 2014, $2 million of principal balance was outstanding under the $2 million Convertible Note. The accrued interest at June 30, 2014 and 2013 was $42,000. On May 7, 2014, the Company issued 34,091 shares in repayment of $90,000 of interest.

  9 —CONVERTIBLE NOTES PAYABLE

On May 19, 2011, the Company entered into a convertible promissory note (the “May 2011 Convertible Note”) whereby the Company borrowed principal advances in the amount of up to $15 million with MBTH (subject to increase by mutual agreement). The loan was payable on final maturity, May 19, 2016, or earlier demand, and was convertible, at MBTH’s option, into shares of the Company at a price of $26.25 per share. Interest was payable semi-annually in cash or shares, at the Company’s option, at the rate of 8% per year. Additionally, a facility fee of 2% was payable by the Company at maturity. The loan facility was secured against substantially all of the assets of the Company. As of December 31, 2012, the Company had drawn down $17.2 million of principal balance under the May 2011 Convertible Note and accrued interest and fees at December 31, 2012 was $1.1 million.

The Company drew down an additional $450,000 on the May 2011 Convertible Note with MBTH from January 1, 2013 through January 16, 2013 to finance operating activities of the Company. Additionally, the Company accrued additional interest and fees of $266,000 from January 1, 2013 through January 16, 2013.

On January 16, 2013, the Company entered into several agreements as part of negotiations to induce MBTH to convert $15.0 million of the principal balance under the May 2011 Convertible Loan. As part of these negotiations, the Company entered into Amendment Number 1 to the May 2011 Convertible Loan Facility whereby the Company modified the conversion price on the May 2011 Convertible Loan from $26.25 to $13.30 (the “Modified Strike Price”). In addition, the Company agreed to issue MBTH 142,857 common shares upon the exercise in full of MBTH’s conversion rights, termination of the May 2011 Shareholder Loan and the discharge of all MBTH’s collateral over the Company’s assets.

The Company agreed to modify the exercise price on two options representing 571,428 underlying common shares granted to MBTH under the February 2011 Convertible Loan from $17.50 with respect to an option for 285,714 underlying shares and $35.00 with respect to an option for 285,714 common shares to the Modified Strike Price of $13.30. The Company also agreed to compensate MBTH for funding and other costs assumed by MBTH by issuing MBTH 16,474 common shares at the Modified Strike Price for the difference between the interest rate of 8% that the Company owed to MBTH under the May 2011 Convertible Loan and the interest rate of 9.5% that MBTH pays to investors for monies raised by MBTH.

The Company agreed to grant MBTH a warrant to subscribe for 42,857 common shares (the “42,857 Warrant”) with an exercise price of $0.35 per share. The 42,857 Warrant is contingent upon shareholders of MBTH electing to exercise a warrant issued to them by MBTH (the “MBTH Warrant”) in xG Technology, Inc. common shares. If the MBTH shareholder elect not to exercise the MBTH Warrant or they elect to exercise a portion or all of the MBTH Warrant into shares of MBTH, a proportionate number of common shares under the 42,857 Warrant will be issued to MBTH.

The Company agreed to award MBTH an option for 142,857 common shares with an exercise price equal to $8.75 per share.

On January 16, 2013, in consideration of the terms above, MBTH gave the Company notice to its intention to exercise the conversion rights on the 2011 Convertible Loan. On March 26, 2013, the Company issued 1,127,819 common shares to MBTH in consideration of the conversion rights under the May 2011 Convertible Note to convert the principal balance of $15.0 million into common shares at $13.30 per share, and 142,857 common shares were issued for the discharge of MBTH’s collateral over the Company’s assets. The additional consideration described above was considered an induced conversion of the 2011 Convertible Loan. The Company recorded debt inducement for the differential in the value of securities issued to the debt holder under the original terms compared to the value of securities issued to the debt holder under the amended terms. Additionally, the modification of options were accounted for as debt inducement based upon the valuation of the option immediately prior to the amendment compared to the value of the option with the amended terms. As a result of the modified terms, the Company recorded debt inducement of $14.1 million during the year ended December 31, 2013. The inducement was recorded as a reduction and increase to additional paid in capital as MBTH is a related party.

The Company agreed to award MBTH a 3% cash success fee if MBTH arranges additional financing for the Company by a third party (other than the Bridge Loan as defined below) or arranges a merger, consolidation or sale by the Company of substantially all of the assets to a third party.

Bridge Loan

Under a subscription agreement and convertible promissory note (the “Bridge Loan”) between the Company and MBTH dated January 16, 2013, MBTH committed to advance to the Company $5 million as part of a new convertible bridge loan for up to an aggregate of $10 million. The Bridge Loan was issued to refinance principal advances under the May 2011 Convertible Loan in excess of $15 million, all accrued interest and fees under the May 2011 Convertible Loan and for general corporate purposes including; additional working capital and product development. On January 16, 2013, the Company refinanced principal of $2,648,000 and accrued interest of fees of $1,393,000 under the May 2011 Convertible Note for a beginning principal balance of $4,041,000 under the Bridge Loan.

The Bridge Loan was for a term of one year and was convertible, at each loan note holder’s option, into common shares at any time prior to final maturity at $5.225 (95% of $5.50, the price of the Company’s initial public offering completed on July 24, 2013). Interest was payable at 20% per annum, semi-annually in cash or shares, at the option of each loan note holder. The Bridge Loan may be prepaid by the Company in whole (or in part), subject to payment of a minimum of six months’ interest if prepaid within the first six months. The Company may redeem 50% of the Bridge Loan without prepayment penalty by forcing a conversion into shares, provided that the shares are marginable and freely tradable on a liquid exchange, and provided further that, if such forced conversion was effected within six months from the date of the Bridge Loan, then the Company shall pay six month’s interest on the unpaid and unconverted principal balance of the Bridge Loan immediately before such forced conversion (such interest being payable in cash or shares, at the option of each loan note holder).

For every $350 of principal amount of Bridge Loan advanced by MBTH, the loan note holder will be issued one warrant to subscribe one share at a subscription price of $0.35 per share. The warrants are exercisable for a period of five years from issuance. The Company agreed to pay an origination fee of 5% to note holders.

The Company drew down an additional $6,768,000 with MBTH and $2,267,300 with the other investors to finance operating activities through July 18, 2013. Additionally, the Company accrued additional interest and fees of $1,355,000 from January 16, 2013 through July 18, 2013.

On July 18, 2013, the Company exercised its right to force a conversion of 50% of the then outstanding principal balance under the Bridge Loan Agreement and received notification of intent to convert the remaining 50% of the principal balance under the Bridge Loan and all accrued interest and fees from MBTH and other non-related investors that investors holding a total principal balance under the Bridge Loan of $8,910,000 and accrued interest and fees of approximately $1,355,000.

On August 7, 2013, the Company repaid $125,000 to a non-related investor for investment into the Bridge Loan.

On August 22, 2013, the Company refinanced approximately $1,013,000 of liabilities previously paid by MBTH during 2013 on behalf of the Company through the Bridge Loan and incurred an origination fee of approximately $50,000. The Company received notification from MBTH of its intent to convert the principal balance and accrued fees and interest of $101,000.

On August 22, 2013, the Company issued 2,187,529 common shares for the conversion of the balance of approximately $11,429,000 in principal and accrued interest and fees at a price per share of $5.225. Because the Bridge Loan was convertible into shares at 95% of the price of the IPO price, the Company recorded a charge of $0.6 million in interest expense during the year ended December 31, 2013, due to the difference between the IPO price of $5.50 and conversion price of $5.225. Additionally, the Company issued warrants to purchase 1,093,778 underlying shares as additional consideration to the investors who exercised their conversion option. The warrants vested immediately and are exercisable into common shares at an exercise price of $6.87 per share and have a term of five years from the date of issuance.

On August 22, 2013, the Company recorded an inducement charge of $1.8 million for the additional warrants to purchase 1,093,778 underlying shares as additional consideration to the investors who exercised their conversion option. The issuance of the warrants is considered an inducement to convert the Bridge Loan balance as the warrants were issued in addition to the common shares contractually required by the Bridge Loan Agreement. The charge was calculated using the fair market value of the warrant. As a result, the Company recorded during the year ended December 31, 2013, an inducement expense of $0.4 million on the statement of operations for 237,173 warrants given to non-related parties and an inducement of $1.4 million to additional paid in capital for 856,605 warrants given to related parties.

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 million Convertible Note”) in favor of Treco, as part of the settlement compensation to Treco for terminating the infrastructure agreement. The $2 million Convertible Note is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $35.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of December 31, 2013, $2 million of principal balance was outstanding under the $2 million Convertible Note. The accrued interest at December 31, 2013 was $42,329 and is reflected in the balance sheet as accrued interest and fees. On May 7, 2013, the Company issued 6,923 shares in repayment of $90,000 of interest. On December 2, 2013, the Company issued 34,749 shares in repayment of $90,000 of interest.